Sullivan & Worcester LLP 1666 K Street, NW Washington, DC 20006	T 202 775 1200 F 202 293 2275 www.sandw.com

December 20, 2012

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Met Investors Series Trust File Nos. 333-48456; 811-10183 CIK# 0001126087

Ladies and Gentlemen:

Pursuant to Rule 497(e) promulgated under the Securities Act of 1933, as amended, enclosed for filing on behalf of Met Investors Series Trust (the “Trust”) is a Supplement dated December 20, 2012 to the Prospectus of the Trust dated April 30, 2012, relating to the Met/Templeton Growth Portfolio.

If you have any questions please call me at (202) 775-1213. Kindly return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.